INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jun. 30, 2021
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	06/30/2021	06/30/2020	06/30/2019
Sale of goods and services	204,674,072	170,574,909	159,198,516
Royalties	2,023,548	1,775,790	1,110,463
	206,697,620	172,350,699	160,308,979

Schedule of cost of sales

Item	06/30/2021	06/30/2020	06/30/2019
Inventories as of the beginning of the year	29,338,548	27,322,003	19,366,001
Adjustment of opening net book amount for the application of IAS 29	—	—	4,273,416
Business combination	5,611,918	—	—
Purchases of the year	112,084,246	88,195,797	88,380,452
Production costs	11,169,890	10,998,165	11,558,513
Foreign currency translation	(509,874)	(3,601,829)	(9,291,498)
Subtotal	157,694,728	122,914,136	114,286,884
Inventories as of the end of the year (*)	(39,052,925)	(29,338,548)	(27,322,003)
Cost of sales	118,641,803	93,575,588	86,964,881

(*) Net of agricultural products from HB4 program.

Schedule of R&D classified by nature

	Research	Research	Research
	and	and	and
	development	development	development
	expenses	expenses	expenses
Item	06/30/2021	06/30/2020	06/30/2019
Amortization of intangible assets	1,138,720	1,027,340	1,106,390
Import and export expenses	5,220	17,303	16,360
Depreciation of property, plant and equipment	454,575	97,171	220,849
Freight and haulage	2,335	—	—
Employee benefits and social securities	1,430,277	787,931	541,025
Maintenance	54,551	59,219	56,395
Energy and fuel	44,518	52,614	52,919
Supplies and materials	1,401,869	871,930	1,175,184
Mobility and travel	29,783	70,138	48,308
Professional fees and outsourced services	235,443	94,286	69,110
Professional fees related parties	691,723	821,809	378,273
Office supplies	5,170	9,801	3,796
Information technology expenses	14,531	—	—
Insurance	24,439	5,353	8,593
Depreciation of leased assets	23,286	7,079	—
Impairment of R&D projects	51,716	269,001	—
Miscellaneous	9,499	4,295	12,189
Total	5,617,655	4,195,270	3,689,391

Schedule of expenses classified by nature and function

		Selling, general
		and
		administrative	Total
Item	Production costs	expenses	06/30/2021
Amortization of intangible assets	—	1,250,262	1,250,262
Analysis and storage	23,417	123,168	146,585
Commissions and royalties	971,932	996,636	1,968,568
Import and export expenses	70,783	720,888	791,671
Depreciation of property, plant and equipment	1,274,206	1,319,758	2,593,964
Depreciation of leased assets	159,325	644,709	804,034
Impairment of receivables	—	560,931	560,931
Freight and haulage	488,683	3,894,696	4,383,379
Employee benefits and social securities	4,974,759	14,979,262	19,954,021
Maintenance	632,406	586,614	1,219,020
Energy and fuel	336,812	52,710	389,522
Supplies and materials	516,431	203,250	719,681
Mobility and travel	11,225	940,619	951,844
Publicity and advertising	—	2,518,286	2,518,286
Contingencies	—	158,818	158,818
Share-based incentives	—	1,655,135	1,655,135
Professional fees and outsourced services	787,462	7,668,043	8,455,505
Professional fees related parties	—	157,714	157,714
Office supplies	217,146	463,790	680,936
Insurance	79,272	993,738	1,073,010
Information technology expenses	441	1,347,374	1,347,815
Obsolescence	579,832	—	579,832
Taxes	44,228	6,001,292	6,045,520
Miscellaneous	1,530	364,208	365,738
Total	11,169,890	47,601,901	58,771,791

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2020
Amortization of intangible assets	—	1,122,194	1,122,194
Analysis and storage	46,620	23,851	70,471
Commissions and royalties	1,268,670	553,518	1,822,188
Import and export expenses	190,226	1,321,256	1,511,482
Depreciation of property, plant and equipment	1,170,624	742,341	1,912,965
Depreciation of leased assets	248,948	317,870	566,818
Impairment of receivables	—	1,499,298	1,499,298
Freight and haulage	541,019	3,458,525	3,999,544
Employee benefits and social securities	4,744,240	12,505,277	17,249,517
Maintenance	400,162	530,758	930,920
Energy and fuel	397,253	111,141	508,394
Supplies and materials	321,962	260,126	582,088
Mobility and travel	12,980	1,358,857	1,371,837
Publicity and advertising	—	1,718,572	1,718,572
Contingencies	—	200,525	200,525
Share-based incentives	—	3,428,029	3,428,029
Professional fees and outsourced services	575,566	2,752,852	3,328,418
Professional fees related parties	—	32,816	32,816
Office supplies	2,093	356,906	358,999
Insurance	64,019	295,206	359,225
Information technology expenses	—	917,230	917,230
Obsolescence	977,817	—	977,817
Taxes	28,724	4,656,318	4,685,042
Miscellaneous	7,242	181,562	188,804
Total	10,998,165	38,345,028	49,343,193

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2019
Amortization of intangible assets	—	1,270,529	1,270,529
Analysis and storage	5,811	905	6,716
Commissions and royalties	751,972	489,301	1,241,273
Bank expenses and commissions	—	30,784	30,784
Import and export expenses	95,111	1,396,636	1,491,747
Depreciation of property, plant and equipment	1,164,810	1,064,597	2,229,407
Impairment of receivables	—	686,985	686,985
Freight and haulage	1,433,867	2,662,715	4,096,582
Employee benefits and social securities	5,313,211	12,969,653	18,282,864
Maintenance	501,699	532,648	1,034,347
Energy and fuel	568,848	195,449	764,297
Supplies and materials	275,378	214,513	489,891
Mobility and travel	12,097	1,306,067	1,318,164
Publicity and advertising	—	1,709,552	1,709,552
Contingencies	—	67,417	67,417
Professional fees and outsourced services	681,790	7,346,607	8,028,397
Professional fees related parties	—	401,005	401,005
Office supplies	31,394	352,167	383,561
Insurance	105,302	802,352	907,654
Information technology expenses	—	709,539	709,539
Obsolescence	564,873	—	564,873
Taxes	37,388	4,821,136	4,858,524
Miscellaneous	14,962	213,243	228,205
Total	11,558,513	39,243,800	50,802,313

Schedule of financial results

Financial costs	06/30/2021	06/30/2020	06/30/2019
Interest expenses with the Parents (Note 17)	(1,219,776)	(1,861,774)	(1,386,288)
Interest expenses	(17,702,770)	(17,535,324)	(20,450,254)
Financial commissions	(2,317,690)	(1,483,428)	(1,578,292)
	(21,240,236)	(20,880,526)	(23,414,834)

Other financial results
Exchange differences generated by assets	22,161,855	30,194,601	48,355,784
Exchange differences generated by liabilities	(35,541,048)	(50,815,215)	(66,200,973)
Changes in fair value of financial assets or liabilities and other financial results	(5,057,589)	(418,186)	(540,589)
Gain from cancellation of purchase option	—	—	6,582,849
Share-based payment cost of listing shares	—	—	(20,893,789)
Net gain of inflation effect on monetary items	11,824,678	9,216,684	14,653,335
	(6,612,104)	(11,822,116)	(18,043,383)

Total net financial results	(27,852,340)	(32,702,642)	(41,458,217)